Lease Transactions (Maturities of Lease Liabilities) (Detail) ¥ in Millions	Sep. 30, 2019 JPY (¥)
Undiscounted total lease payments: Finance leases, maturities in
2020 (excluding these six months ended September 30, 2019)	¥ 4,084
2021	7,350
2022	6,074
2023	4,034
2024	2,528
2025 and thereafter	3,285
Total undiscounted cash flows	27,355
Difference between undiscounted and discounted cash flows: Finance leases	(1,258)
Amount on balance sheet: Finance leases	26,097
Undiscounted total lease payments: Operating leases, maturities in
2020 (excluding these six months ended September 30, 2019)	49,340
2021	93,869
2022	72,109
2023	52,910
2024	37,623
2025 and thereafter	210,928
Total undiscounted cash flows	516,779
Difference between undiscounted and discounted cash flows: Operating leases	(34,305)
Amount on balance sheet: Operating leases	¥ 482,474